EQUITY	12 Months Ended
Mar. 31, 2011
EQUITY

15. EQUITY

Under the Corporation Act of Japan (the Corporation Act), the entire amount paid in for the shares is principally required to be capitalized as stated capital, although Kyocera Corporation may, by resolution of its Board of Directors, capitalize an amount not exceeding one-half of the amount paid in for the shares as additional paid-in capital.

The Corporation Act requires a domestic company to appropriate as legal reserve or additional paid-in capital, an amount equal to 10% of the amount paid out for dividends until the sum of the legal reserve and additional paid-in capital equals 25% of its stated capital. The legal reserve and additional paid-in capital, which could be decreased due to shareholder actions, may be transferred to stated capital or used to reduce a deficit principally. The appropriated legal reserve at March 31, 2011 included in retained earnings was ¥22,853 million.

The Corporation Act does not permit any payment of dividends in connection with repurchased treasury stock. Kyocera repurchased treasury stock mainly for the expeditious execution of capital strategies in the future, which are restricted as to the payment of cash dividends. The amount of statutory retained earnings of Kyocera Corporation available for the payment of dividends to shareholders at March 31, 2011 was ¥692,684 million.

The accompanying consolidated financial statements do not include any provision for the dividend of ¥70 per share aggregating ¥12,846 million payable on June 29, 2011 which was approved by the shareholders at the meeting held on June 28, 2011.

Kyocera’s equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries accounted for by the equity method of accounting aggregating ¥(1,792) million at March 31, 2011 was included in retained earnings.

Changes in accumulated other comprehensive income (loss) are as follows:

	Foreign Currency Translation Adjustments	Pension Adjustments	Net Unrealized Gains on Securities	Net Unrealized Gains (Losses) on Derivative Financial Instruments	Total Accumulated Comprehensive Income
	(Yen in millions)
Balance at March 31, 2008	¥(33,794)	¥12,865	¥64,799	¥196	¥44,066
Cumulative effect of applying ASC 715 to opening balance	—	(418)	—	—	(418)
Net change for the year	(32,408)	(12,394)	(53,178)	(341)	(98,321)

Balance at March 31, 2009	(66,202)	53	11,621	(145)	(54,673)
Net change for the year	(9,287)	1,003	11,847	63	3,626
Other	40	(3)	—	—	37

Balance at March 31, 2010	(75,449)	1,053	23,468	(82)	(51,010)
Net change for the year	(28,861)	(4,530)	8,767	52	(24,572)
Other	5	(57)	—	1	(51)

Balance at March 31, 2011	¥(104,305)	¥(3,534)	¥32,235	¥(29)	¥(75,633)

Tax effects allocated to each component of other comprehensive income (loss) and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2009:
Cumulative effect of applying ASC 715 to opening balance	¥(709)	¥291	¥(418)

Foreign currency translation adjustments	¥(32,320)	¥(88)	¥(32,408)
Pension adjustments:
Amount arising during the year	(15,439)	4,945	(10,494)
Reclassification adjustments for gains and losses realized in net income	(3,293)	1,393	(1,900)

Net change for the year	(18,732)	6,338	(12,394)
Net unrealized losses on securities:
Amount arising during the year	(99,457)	40,606	(58,851)
Reclassification adjustments for gains and losses realized in net income	9,560	(3,887)	5,673

Net change for the year	(89,897)	36,719	(53,178)
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(707)	142	(565)
Reclassification adjustments for gains and losses realized in net income	278	(54)	224

Net change for the year	(429)	88	(341)

Other comprehensive income (loss)	¥(141,378)	¥43,057	¥(98,321)

For the year ended March 31, 2010:
Foreign currency translation adjustments	¥(9,700)	¥413	¥(9,287)
Pension adjustments:
Amount arising during the year	5,784	(2,830)	2,954
Reclassification adjustments for gains and losses realized in net income	(3,433)	1,482	(1,951)

Net change for the year	2,351	(1,348)	1,003
Net unrealized gains on securities:
Amount arising during the year	19,533	(7,842)	11,691
Reclassification adjustments for gains and losses realized in net income	266	(110)	156

Net change for the year	19,799	(7,952)	11,847
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(119)	10	(109)
Reclassification adjustments for gains and losses realized in net income	204	(32)	172

Net change for the year	85	(22)	63

Other comprehensive income (loss)	¥12,535	¥(8,909)	¥3,626

For the year ended March 31, 2011:
Foreign currency translation adjustments	¥(28,966)	¥105	¥(28,861)
Pension adjustments:
Amount arising during the year	(5,157)	2,276	(2,881)
Reclassification adjustments for gains and losses realized in net income	(3,015)	1,366	(1,649)

Net change for the year	(8,172)	3,642	(4,530)
Net unrealized gains on securities:
Amount arising during the year	14,599	(5,998)	8,601
Reclassification adjustments for gains and losses realized in net income	280	(114)	166

Net change for the year	14,879	(6,112)	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	252	(13)	239
Reclassification adjustments for gains and losses realized in net income	(197)	10	(187)

Net change for the year	55	(3)	52

Other comprehensive loss	¥(22,204)	¥(2,368)	¥(24,572)